Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Deferred costs	[1]		$ 1,258,916
Prepaid tax		734,428	650,237
Prepaid expenses		31,159	44,760
Deposit	[2]	907,365
Lease payment accrued	[3]	939,059
Allowance for credit losses		(134,829)	(30,349)	$ (13,791)
Total		2,650,250	2,025,820
Third Parties [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables	[4]	172,000	102,256
Allowance for credit losses	[5]	(134,829)	(30,349)
Related Party [Member]
Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Other receivables		1,068
Allowance for credit losses	[5]

[1]	Deferred costs represent the costs incurred to fulfill a contract with a customer which relates directly to a contract that the Company can specifically identify, generate, or enhance resources of the Company that will be used in satisfying performance obligations in the future as well as are expected to be recovered.
[2]	The deposit was paid by the Company pursuant to the building subcontract agreement and collected from three decoration companies.
[3]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).
[4]	Other receivables mainly represent other receivable items, such as employees’ temporally loan for business, prepaid social funds, refundable from third parties, etc. Included in the other receivables, full allowance provision was made for refundable from third parties of $134,829 as of June 30, 2025.
[5]	The Company recorded credit loss of $103,451, $16,685, and $nil for other receivables for the fiscal years ended June 30, 2025, 2024, and 2023, respectively.